                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21248

Morgan Stanley Allocator Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
   (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2004

Date of reporting period: January 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Allocator Fund performed during the fiscal period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the period since inception through January 31, 2004

Total Return for the Period Since Inception on February 26, 2003 through January 31, 2004

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper Flexible Portfolio Funds Index[2]
17.16%	16.36%	16.36%	17.46%	38.88%	29.76%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The Fund started on February 26, 2003. The market reversed course in March 2003 once uncertainty over the Iraq war was dispelled, then went on to rally sharply for the rest of the quarter. Third-quarter gross domestic product (GDP) growth exceeded 8 percent and corporate profits supplied positive surprises. These encouraging factors drove equities higher throughout the year.

The equity market's tone changed somewhat in the first month of 2004 as the market leadership shifted. Telecommunications, a sector that lagged the broader market in 2003, assumed the lead for the month of January 2004. The U.S. dollar also appreciated during the month. This had the effect of reversing some of the prior year's gains in the precious metals sector.

Interest rates traced a volatile path over the course of the year as bond investors veered between expectations for slower growth and rapid economic recovery. Rates trended downward through the first and much of the second quarter, only to reverse course sharply in the summer. The subsequent rate increase lasted until September. After that, rates were range bound, with a slight downward bias.

Performance Analysis

Morgan Stanley Allocator Fund underperformed the Lipper Flexible Portfolio Funds Index and the S&P 500 Index for the period from Fund inception on February 26, 2003 through January 31, 2004. The Fund's conservative positioning early in the period drove much of the Fund's performance relative to its benchmarks. Through the spring, the Fund's equity holdings were tilted toward defensive sectors because of our concern over the timing and strength of an economic recovery, and the defensive sectors lagged their more cyclical peers. Our concerns also led us to reduce the Fund's weighting in equities, which limited the Fund's participation in the second-quarter rally.

The Fund's performance improved in the second half of the year, though, thanks to a series of adjustments to its portfolio. Given increasingly strong signals of the economy's strength, we shifted assets out of bonds and into stocks. We also realigned the portfolio's equity holdings away from defensive sectors and into more cyclical areas of the economy such as basic materials and industrials. These changes helped boost the Fund's relative performance, though not enough to lift it above its benchmarks for the full year.

TOP 10 HOLDINGS
U.S. Treasury Notes	6.5%
Fed. Natl. Mtge. Assoc.	4.3
Pfizer Inc.	2.7
Cisco Systems Inc.	2.6
Intel Corp.	1.8
Microsoft Corp.	1.6
Citigroup Inc.	1.5
Yahoo! Inc.	1.2
Guidant Corp.	1.2
Vodafone Group PLC-SP ADR	1.1

PORTFOLIO COMPOSITION
Common Stock	70.6%
Short Term	7.0
U.S. Treasuries	6.2
Fed. Natl. Mtge. Assoc.	4.1
Corp. Debt – Non-Conv.	3.9

Subject to change daily. Top 10 holdings are as a percentage of net assets and portfolio composition is as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund's management team utilizes an investment process to select equities and fixed-income sectors. The process is designed to respond to changing market and economic cycles by identifying equity and fixed-income sectors they believe offer the best possible relative performance potential based on the current economic outlook.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Total Returns — Period Ended January 31, 2004‡

	Class A Shares* (since 02/26/03)		Class B Shares** (since 02/26/03)		Class C Shares† (since 02/26/03)		Class D Shares†† (since 02/26/03)
Symbol	ALRAX		ALRBX		ALRCX		ALRDX
Since Inception	17.16%	[3]	16.36%	[3]	16.36%	[3]	17.46% [3]
	11.01	[4]	11.36	[4]	15.36	[4]	—

Notes on Performance

(1)	The Standard & Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Total returns for periods less than one year are cumulative, not annualized.

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2004

NUMBER OF SHARES		VALUE
	Common Stocks (74.3%)
	Advertising/Marketing Services (0.5%)
12,500	Omnicom Group, Inc.	$1,030,000
	Agricultural Commodities/Milling (0.1%)
20,400	Archer-Daniels-Midland Co.	319,464
	Apparel/Footwear (0.3%)
17,800	Coach, Inc.*	630,654
	Apparel/Footwear Retail (1.2%)
31,500	Chico's FAS, Inc.*	1,160,460
22,100	Gap, Inc. (The)	410,618
31,900	Hot Topic, Inc.*	971,993
		2,543,071
	Auto Parts: O.E.M. (0.5%)
9,600	Eaton Corp.	1,115,040
	Beverages: Non-Alcoholic (0.4%)
17,900	Coca-Cola Co. (The)	881,396
	Biotechnology (2.1%)
19,948	Amgen Inc.*	1,286,447
19,300	Chiron Corp.*	997,810
17,300	Genentech, Inc.*	1,652,150
8,200	Neurocrine Biosciences, Inc.*	464,038
		4,400,445
	Broadcasting (1.0%)
28,100	Clear Channel Communications, Inc.	1,264,219
22,600	Univision Communications Inc. (Class A)*	799,362
		2,063,581
	Casino/Gaming (0.8%)
13,000	GTECH Holdings Corp.	722,930
23,700	International Game Technology	887,802
		1,610,732
	Chemicals: Specialty (0.8%)
6,700	Air Products & Chemicals, Inc.	334,397
37,500	Praxair, Inc.	1,327,875
		1,662,272

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2004 continued

NUMBER OF SHARES		VALUE
	Computer Communications (3.2%)
217,300	Cisco Systems, Inc.*	$5,571,572
41,000	Juniper Networks, Inc.*	1,184,490
		6,756,062
	Computer Peripherals (1.1%)
89,500	EMC Corp.*	1,256,580
18,300	Zebra Technologies Corp. (Class A)*	1,182,180
		2,438,760
	Computer Processing Hardware (1.1%)
67,500	Dell Inc.*	2,259,225
	Data Processing Services (0.9%)
51,300	Paychex, Inc.	1,922,724
	Department Stores (0.5%)
18,100	Neiman Marcus Group, Inc. (The) (Class A)*	999,120
	Electrical Products (0.2%)
7,900	Emerson Electric Co.	504,810
	Electronic Equipment/Instruments (0.9%)
58,400	Rockwell Automation, Inc.	1,902,088
	Electronic Production Equipment (0.6%)
36,100	Applied Materials, Inc.*	785,536
25,200	ASML Holding N.V. (Netherlands)*	485,352
		1,270,888
	Engineering & Construction (0.5%)
33,800	Chicago Bridge & Iron Company N.V. (Netherlands)	1,032,928
	Environmental Services (0.3%)
21,100	Waste Management, Inc.	585,736
	Finance/Rental/Leasing (0.7%)
5,700	Fannie Mae	439,470
37,500	MBNA Corp.	1,011,000
		1,450,470
	Financial Conglomerates (2.3%)
66,400	Citigroup Inc.	3,285,472
11,900	State Street Corp.	640,815
15,400	UBS AG (ADR) (Switzerland)	1,103,718
		5,030,005

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2004 continued

NUMBER OF SHARES		VALUE
	Home Improvement Chains (0.6%)
25,000	Lowe's Companies, Inc.	$1,338,750
	Hotels/Resorts/Cruiselines (1.1%)
22,200	Carnival Corp. (Panama)	986,124
20,100	Hilton Hotels Corp.	321,600
9,200	Marriott International, Inc. (Class A)	408,388
18,200	Starwood Hotels & Resorts Worldwide, Inc.	643,188
		2,359,300
	Household/Personal Care (1.3%)
6,090	Avon Products, Inc.	385,619
23,800	Procter & Gamble Co. (The)	2,405,704
		2,791,323
	Industrial Conglomerates (3.5%)
26,500	3M Co.	2,095,885
25,100	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,669,903
10,250	Siemens AG (Germany)	831,086
49,100	Tyco International Ltd. (Bermuda)	1,313,425
16,700	United Technologies Corp.	1,595,518
		7,505,817
	Industrial Machinery (1.3%)
16,200	Illinois Tool Works Inc.	1,265,220
27,700	Parker-Hannifin Corp.	1,523,223
		2,788,443
	Information Technology Services (1.0%)
28,000	Accenture Ltd. (Class A) (Bermuda)*	662,760
10,700	Cognizant Technology Solutions Corp.*	578,121
5,300	Infosys Technologies Ltd. (ADR) (India)	469,050
19,800	PeopleSoft, Inc.*	426,690
		2,136,621
	Integrated Oil (1.2%)
34,700	BP PLC (ADR) (United Kingdom)	1,651,720
2,500	Murphy Oil Corp.	151,400
8,534	Total SA (ADR) (France)	753,552
		2,556,672

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2004 continued

NUMBER OF SHARES		VALUE
	Internet Software/Services (1.7%)
16,300	Business Objects S.A. (ADR) (France)*	$564,958
41,400	Siebel Systems, Inc.*	551,862
55,600	Yahoo! Inc.*	2,604,860
		3,721,680
	Investment Banks/Brokers (2.6%)
16,000	Goldman Sachs Group, Inc. (The)	1,592,800
5,300	Legg Mason, Inc.	469,315
21,000	Lehman Brothers Holdings Inc.	1,724,100
29,000	Merrill Lynch & Co., Inc.	1,704,910
		5,491,125
	Investment Managers (0.4%)
8,300	Franklin Resources, Inc.	479,491
7,400	Price (T.) Rowe Group, Inc.	385,762
		865,253
	Major Banks (1.0%)
10,500	Bank of America Corp.	855,330
22,500	Wells Fargo & Co.	1,291,725
		2,147,055
	Major Telecommunications (1.5%)
38,800	AT&T Corp.	755,048
28,400	BellSouth Corp.	830,132
45,000	Verizon Communications Inc.	1,658,700
		3,243,880
	Managed Health Care (2.1%)
19,000	Anthem, Inc.*	1,553,820
14,300	Humana, Inc.*	333,619
14,600	PacifiCare Health Systems, Inc.*	479,610
25,100	UnitedHealth Group Inc.	1,528,088
5,200	WellPoint Health Networks, Inc.*	546,000
		4,441,137
	Media Conglomerates (1.2%)
28,500	Disney (Walt) Co. (The)	684,000
51,348	News Corp., Ltd. (The) (Australia)	466,774
30,563	News Corporation Ltd. (The) (ADR) (Australia)	1,125,330
18,200	Time Warner Inc.*	319,774
		2,595,878

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2004 continued

NUMBER OF SHARES		VALUE
	Medical Specialties (4.0%)
8,200	Alcon, Inc. (Switzerland)	$524,882
7,900	Becton, Dickinson & Co.	355,974
40,000	Boston Scientific Corp.*	1,631,600
40,300	Guidant Corp.	2,574,364
27,650	St. Jude Medical, Inc.*	1,986,652
20,400	Zimmer Holdings, Inc.*	1,560,600
		8,634,072
	Miscellaneous Manufacturing (0.7%)
17,400	Danaher Corp.	1,592,970
	Multi-Line Insurance (0.6%)
17,900	American International Group, Inc.	1,243,155
	Oil & Gas Production (0.9%)
33,270	Apache Corp.	1,280,230
6,900	EOG Resources, Inc.	312,570
7,000	Pogo Producing Co.	279,300
		1,872,100
	Oilfield Services/Equipment (1.6%)
32,800	Schlumberger Ltd.	2,006,704
30,200	Smith International, Inc.*	1,463,492
		3,470,196
	Other Consumer Services (1.2%)
22,300	Apollo Group, Inc. (Class A)*	1,655,998
14,000	eBay Inc.*	938,420
		2,594,418
	Other Metals/Minerals (0.3%)
9,300	Phelps Dodge Corp.*	703,731
	Packaged Software (4.8%)
22,800	Mercury Interactive Corp.*	1,070,232
127,500	Microsoft Corp.	3,525,375
60,200	Oracle Corp.*	831,362
34,900	Red Hat, Inc.*	664,147
51,900	SAP AG (ADR) (Germany)	2,151,774
32,800	Symantec Corp.*	1,272,640
21,800	VERITAS Software Corp.*	716,348
		10,231,878

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2004 continued

NUMBER OF SHARES		VALUE
	Personnel Services (1.1%)
33,900	Manpower, Inc.	$1,572,282
33,100	Robert Half International, Inc.*	777,519
		2,349,801
	Pharmaceuticals: Generic Drugs (0.2%)
7,000	Watson Pharmaceuticals, Inc.*	325,570
	Pharmaceuticals: Major (3.5%)
8,400	Abbott Laboratories	361,872
11,000	Lilly (Eli) & Co.	748,440
11,000	Novartis AG (ADR) (Switzerland)	496,650
160,100	Pfizer Inc.	5,864,463
		7,471,425
	Pharmaceuticals: Other (1.1%)
18,100	Forest Laboratories, Inc.*	1,348,269
15,200	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	951,368
		2,299,637
	Precious Metals (0.8%)
39,000	Newmont Mining Corp.	1,624,740
	Publishing: Newspapers (0.3%)
8,000	Gannett Co., Inc.	685,680
	Pulp & Paper (0.1%)
11,000	Georgia-Pacific Corp.	309,100
	Restaurants (1.0%)
37,700	Starbucks Corp.*	1,385,852
20,200	Wendy's International, Inc.	802,546
		2,188,398
	Semiconductors (5.2%)
28,500	Analog Devices, Inc.*	1,363,725
126,200	Intel Corp.	3,861,720
25,200	Linear Technology Corp.	1,008,000
20,900	Maxim Integrated Products, Inc.	1,069,035
12,400	National Semiconductor Corp.*	476,780
3,600	NEC Electronics Corp. (Japan)	256,122
71,600	Texas Instruments Inc.	2,244,660
21,800	Xilinx, Inc.*	913,638
		11,193,680

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2004 continued

NUMBER OF SHARES		VALUE
	Services to the Health Industry (0.3%)
8,800	Medco Health Solutions Inc.*	$324,280
6,000	Omnicare, Inc.	264,180
		588,460
	Specialty Stores (0.6%)
50,200	Staples, Inc.*	1,335,822
	Telecommunication Equipment (2.6%)
6,000	ADTRAN, Inc.*	206,520
35,200	Alcatel SA (ADR) (France)*	589,600
30,700	Corning Inc.*	396,644
122,500	Lucent Technologies Inc.*	548,800
51,500	Nokia Corp. (ADR) (Finland)	1,063,990
174,700	Nortel Networks Corp. (Canada)*	1,366,154
25,700	QUALCOMM Inc.	1,501,394
		5,673,102
	Tobacco (0.4%)
16,300	Altria Group, Inc.	906,117
	Trucks/Construction/Farm Machinery (1.4%)
19,400	Caterpillar Inc.	1,515,722
22,700	Deere & Co.	1,421,020
		2,936,742
	Wireless Telecommunications (1.1%)
94,800	Vodafone Group PLC (ADR) (United Kingdom)	2,426,880
	Total Common Stocks (Cost $143,084,869)	159,050,079

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Government & Agency Obligations (13.4%)
	Foreign Government Obligations (2.6%)
EUR 1,835	Deutsche Bundesrepublik (Germany)	4.50%	01/04/13	$2,348,574
1,025	France (Republic of) (France)	5.25	04/25/08	1,374,813
$ 375	Government of Quebec (Canada)	6.125	01/22/11	421,744
405	Ontario (Provice of) (Canada)	5.125	07/17/12	428,285
820	United Mexican States (Mexico)	8.375	01/14/11	971,700
	Total Foreign Government Obligations (Cost $5,363,398)			5,545,116

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
	U.S. Government & Agency Obligations (10.8%)
$9,250	Federal National Mortgage Assoc.	5.00%		***	$9,192,187
8,456	U.S. Treasury Note (TIPS)	4.25	01/15/10		9,927,033
3,700	U.S. Treasury Note	5.625	05/15/08		4,105,990
	Total U.S. Government & Agency Obligations (Cost $22,927,046)				23,225,210
	Total Government & Agency Obligations (Cost $28,290,444)				28,770,326
	Corporate Bonds (4.1%)
	Aerospace & Defense (0.2%)
315	Lockheed Martin Corp.	8.50	12/01/29		419,485
	Cable/Satellite TV (0.2%)
80	Comcast Cable Communications Inc.	6.75	01/30/11		89,744
300	Comcast Corp.	6.50	01/15/15		329,182
					418,926
	Casino/Gaming (0.1%)
250	International Game Technology	8.375	05/15/09		300,614
	Electric Utilities (0.1%)
170	Constellation Energy Group, Inc.	7.60	04/01/32		201,873
	Environmental Services (0.2%)
300	Waste Management, Inc.	6.875	05/15/09		338,105
	Finance/Rental/Leasing (0.1%)
275	MBNA Corp.	6.125	03/01/13		299,165
	Financial Conglomerates (1.3%)
750	Citigroup Inc.	5.625	08/27/12		801,476
855	General Electric Capital Corp.	5.45	01/15/13		900,717
585	General Motors Acceptance Corp.	6.875	09/15/11		630,769
350	J.P. Morgan Chase & Co.	6.625	03/15/12		396,799
					2,729,761
	Home Building (0.0%)
45	Pulte Homes, Inc.	7.875	08/01/11		53,307
	Integrated Oil (0.2%)
320	Conoco Inc.	6.95	04/15/29		370,974
	Investment Banks/Brokers (0.2%)
275	Goldman Sachs Group Inc.	6.875	01/15/11		314,432
	Major Banks (0.1%)
275	Bank One Corp.	6.00	02/17/09		303,210

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Major Telecommunications (0.3%)
$180	Deutsche Telekom International Finance Corp. (Netherlands)	8.75%	06/15/30	$228,972
430	Verizon Global Funding Corp.	7.75	12/01/30	506,708
				735,680
	Managed Health Care (0.2%)
325	Aetna, Inc.	7.875	03/01/11	387,477
	Media Conglomerates (0.1%)
170	AOL Time Warner Inc.	7.70	05/01/32	198,303
	Oil & Gas Production (0.2%)
290	Devon Financing Corp.	6.875	09/30/11	331,248
	Other Metals/Minerals (0.1%)
300	BHP Billiton Finance (Australia)	4.80	04/15/13	304,892
	Publishing: Newspapers (0.2%)
350	News America Holdings, Inc.	7.28	06/30/28	396,000
	Pulp & Paper (0.1%)
255	International Paper Co.	4.25	01/15/09	257,872
	Real Estate Investment Trusts (0.0%)
65	Simon Property Group L.P.	6.35	08/28/12	71,641
	Services to the Health Industry (0.2%)
330	Anthem Insurance Companies, Inc. - 144A†	9.125	04/01/10	417,850
	Total Corporate Bonds (Cost $8,717,460)			8,850,815

NUMBER OF SHARES
	Convertible Preferred Stocks (2.2%)
	Aerospace & Defense (0.1%)
3,600	Northrop Grumman Corp.	374,940
	Electric Utilities (0.8%)
14,800	Dominion Resources Inc.	833,980
13,600	FPL Group, Inc.	788,800
		1,622,780
	Finance/Rental/Leasing (0.3%)
8,500	Capital One Financial Corp.	450,500
7,000	United Rentals Trust I $3.25	325,500
		776,000

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2004 continued

NUMBER OF SHARES		VALUE
	Oil & Gas Pipelines (0.2%)
32,200	Williams Companies, Inc. $2.25	$425,040
	Property – Casualty Insurers (0.4%)
30,000	Travelers Property Casualty Corp. $1.125	771,000
	Services to the Health Industry (0.2%)
5,000	Omnicare, Inc. $1.00	330,000
	Specialty Telecommunications (0.2%)
14,800	CenturyTel, Inc.	345,580
	Total Convertible Preferred Stocks (Cost $4,226,164)	4,645,340

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE
	Convertible Bonds (3.9%)
	Agricultural Commodities/Milling (0.1%)
$190	Bunge Ltd. Finance Corp.	3.75%		11/15/22	229,662
	Apparel/Footwear Retail (0.2%)
390	Men's Wearhouse, Inc. - 144A†	3.125		10/15/23	381,225
	Auto Parts: O.E.M. (0.2%)
790	Lear Corp.	0.00		02/20/22	432,525
	Casino/Gaming (0.2%)
240	GTECH Holding Corp.	1.75		12/15/21	491,400
	Computer Communications (0.0%)
60	Juniper Networks, Inc.	4.75		03/15/07	61,500
	Electronic Production Equipment (0.1%)
250	Teradyne Inc.	3.75		10/15/06	295,937
	Financial Conglomerates (1.0%)
2,000	American Express - 144A†	1.85	#	12/01/33	2,172,500
	Industrial Conglomerates (0.6%)
1,000	Tyco International Group SA (Luxembourg)	2.75		01/15/18	1,283,750
	Internet Retail (0.2%)
362	Amazon.com, Inc.	4.75		02/01/09	371,503
	Medical Specialties (0.2%)
360	Bausch & Lomb, Inc. - 144A†	1.64	##	08/01/23	429,062

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Packaged Software (0.4%)
$350	Computer Associates Inc.	5.00%	03/15/07	$436,625
375	Mercury Interactive Corp.	4.75	07/01/07	381,094
				817,719
	Precious Metals (0.2%)
370	Placer Dome Inc. - 144A†	2.75	10/15/23	423,188
	Telecommunication Equipment (0.3%)
380	Harris Corp.	3.50	08/15/22	491,625
	Trucking (0.2%)
320	Yellow Roadway Corp. - 144A†	5.00	08/08/23	429,200
	Total Convertible Bonds (Cost $7,665,179)			8,310,796
	Short-Term Investments (7.3%)
	U.S. Government Obligations (a) (0.1%)
50	U.S. Treasury Bill**	1.00	03/25/04	49,925
200	U.S. Treasury Bill**	0.945	07/15/04	199,139
	Total U.S. Government Obligations
	(Cost $249,060)			249,064
	Repurchase Agreement (7.2%)
15,452	Joint repurchase agreement account (dated 01/30/04; proceeds $15,453,313) (b) (Cost $15,452,000)	1.02	02/02/04	15,452,000
	Total Short-Term Investments (Cost $15,701,060)			15,701,064
	Total Investments (Cost $207,685,176) (c) (d)		105.2%	225,328,420
	Liabilities in Excess of Other Assets		(5.2)	(11,079,529)
	Net Assets		100.0%	$214,248,891

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2004 continued

ADR	American Depository Receipt.
TIPS	Treasury Inflation Protected Securities.
*	Non-income producing security.
**	These securities have been physically segregated in connection with open futures contracts in the amount of $249,064.
***	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
†	Resale is restricted to qualified institutional investors.
#	Currently a 1.85% coupon security; will convert to 0% on December 1, 2006.
##	Currently a 1.64% coupon security; will convert to 1.71% on February 1, 2004.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $6,847,539 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes is $208,366,960. The aggregate gross unrealized appreciation is $18,012,868 and the aggregate gross unrealized depreciation is $1,051,408, resulting in net unrealized appreciation of $16,961,460.

Futures Contracts Open at January 31, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION/ DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
2	Short	U.S. Treasury Notes 2 Year, March 2004	$(429,000)	$(3,755)
5	Short	U.S. Treasury Notes 5 Year, March 2004	(561,641)	(10,795)
49	Short	U.S. Treasury Notes 10 Year, March 2004	(5,558,437)	(92,971)
6	Short	U.S. Treasury Bonds 30 Year, March 2004	(668,063)	(13,187)
		Total unrealized depreciation		$(120,708)

Currency Abbreviation:

EUR            Euro.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2004

Assets:
Investments in securities, at value (cost $207,685,176)	$225,328,420
Receivable for:
Shares of beneficial interest sold	424,730
Interest	330,982
Dividends	145,489
Offering costs	6,686
Prepaid expenses and other assets	51,802
Total Assets	226,288,109
Liabilities:
Payable for:
Investments purchased	11,317,534
Shares of beneficial interest redeemed	307,925
Distribution fee	158,018
Investment management fee	138,053
Variation margin	27,578
Accrued expenses and other payables	90,110
Total Liabilities	12,039,218
Net Assets	$214,248,891
Composition of Net Assets:
Paid-in-capital	$194,750,518
Net unrealized appreciation	17,525,600
Undistributed net investment income	54,440
Undistributed net realized gain	1,918,333
Net Assets	$214,248,891
Class A Shares:
Net Assets	$22,141,166
Shares Outstanding (unlimited authorized, $.01 par value)	1,943,557
Net Asset Value Per Share	$11.39
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$12.02
Class B Shares:
Net Assets	$157,175,222
Shares Outstanding (unlimited authorized, $.01 par value)	13,898,855
Net Asset Value Per Share	$11.31
Class C Shares:
Net Assets	$21,926,745
Shares Outstanding (unlimited authorized, $.01 par value)	1,939,001
Net Asset Value Per Share	$11.31
Class D Shares:
Net Assets	$13,005,758
Shares Outstanding (unlimited authorized, $.01 par value)	1,139,279
Net Asset Value Per Share	$11.42

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements continued

Statement of Operations

For the period ended February 26, 2003* through January 31, 2004

Net Investment Loss:
Income
Dividends (net of $9,048 foreign withholding tax)	$1,348,147
Interest	1,283,871
Total Income	2,632,018
Expenses
Investment management fee	1,161,372
Distribution fee (Class A shares)	34,501
Distribution fee (Class B shares)	1,094,570
Distribution fee (Class C shares)	166,763
Offering costs	120,081
Transfer agent fees and expenses	99,556
Professional fees	54,306
Registration fees	50,252
Custodian fees	36,911
Shareholder reports and notices	31,992
Trustees' fees and expenses	6,656
Other	11,169
Total Expenses	2,868,129
Net Investment Loss	(236,111)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	8,989,582
Futures contracts	(866,770)
Foreign exchange transactions	6,422
Net Realized Gain	8,129,234
Net Unrealized Appreciation/Depreciation on:
Investments	17,643,244
Futures contracts	(120,708)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	3,064
Net Appreciation	17,525,600
Net Gain	25,654,834
Net Increase	$25,418,723

*	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements continued

Statement of Changes in Net Assets

FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(236,111)
Net realized gain	8,129,234
Net unrealized appreciation	17,525,600
Net Increase	25,418,723
Distributions to Shareholders from Net Realized Gain:
Class A shares	(619,387)
Class B shares	(4,457,377)
Class C shares	(621,766)
Class D shares	(401,474)
Total Distributions	(6,100,004)
Net increase from transactions in shares of beneficial interest	194,830,172
Net Increase	214,148,891
Net Assets:
Beginning of period	100,000
End of Period (Including undistributed net investment income of $54,440)	$214,248,891

*	Commencement of operations

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2004

1.   Organization and Accounting Policies

Morgan Stanley Allocator Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is selecting securities with the potential to rise in price and/or pay out income. The Fund seeks to achieve its objective by maximizing total investment return through different stages of an economic cycle. The Fund was organized as a Massachusetts business trust on October 25, 2002 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on February 26, 2003.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or the Investment Manager determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2004 continued

close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2004 continued

translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Offering Costs — The Investment Manager incurred offering costs on behalf of the Fund in the amount of $126,767 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

J.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2004 continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,869,930 at January 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended January 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended January 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $293,020 and $21,985, respectively and received $442,244 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended January 31, 2004 aggregated $541,657,860 and $358,345,450, respectively. Included in the aforementioned transactions are purchases and sales of U.S. Government securities of $115,246,729 and $90,652,548, respectively, and purchases and sales with other Morgan Stanley funds of $666,966 and $199,690, respectively, including a net realized gain of $4,909.

For the period ended January 31, 2004, the Fund incurred brokerage commissions of $110,371 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $800.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2004 continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
	SHARES	AMOUNT
CLASS A SHARES
Sold	2,369,233	$24,626,311
Reinvestment of distributions	49,844	555,758
Redeemed	(478,020)	(5,148,741)
Net increase – Class A	1,941,057	20,033,328
CLASS B SHARES
Sold	15,276,687	158,933,865
Reinvestment of distributions	364,961	4,043,765
Redeemed	(1,745,293)	(19,187,102)
Net increase – Class B	13,896,355	143,790,528
CLASS C SHARES
Sold	2,287,596	23,615,433
Reinvestment of distributions	52,612	582,936
Redeemed	(403,707)	(4,388,105)
Net increase – Class C	1,936,501	19,810,264
CLASS D SHARES
Sold	1,786,468	18,283,219
Reinvestment of distributions	31,724	354,359
Redeemed	(681,413)	(7,441,526)
Net increase – Class D	1,136,779	11,196,052
Net increase in Fund	18,910,692	$194,830,172

*	Commencement of operations.

6.   Purpose of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2004 continued

The Fund may purchase and sell interest rate and index futures ("futures contracts") to facilitate trading; increase or decrease Fund's market exposure, seek higher investment returns, or to seek to protect against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased.

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2004 continued

The tax character of distributions paid was as follows:

FOR THE PERIOD FEBRUARY 26, 2003 THROUGH JANUARY 31, 2004
Ordinary income	$6,100,004

As of January 31, 2004, the tax-basis components of accumulated earnings were as follows:
Undistributed ordinary income	$2,848,941
Undistributed long-term gains	—
Net accumulated earnings	2,848,941
Post-October losses	(315,092)
Net unrealized appreciation	16,964,524
Total accumulated earnings	$19,498,373

As of January 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to a net operating loss and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $179,654, undistributed net realized gain was charged $110,897 and undistributed net investment income was credited $290,551.

Morgan Stanley Allocator Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	CLASS D SHARES
Selected Per Share Data:
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.05	(0.03)	(0.03)	0.07
Net realized and unrealized gain	1.67	1.67	1.67	1.68
Total income (loss) from investment operations	1.72	1.64	1.64	1.75
Less distributions from net realized gain	(0.33)	(0.33)	(0.33)	(0.33)
Net asset value, end of period	$11.39	$11.31	$11.31	$11.42
Total Return†(1)	17.16%	16.36%	16.36%	17.46%
Ratios to Average Net Assets(2)(3):
Expenses	1.23%	2.02%	2.02%	1.02%
Net investment income (loss)	0.47%	(0.32)%	(0.32)%	0.68%
Supplemental Data:
Net assets, end of period, in thousands	$22,141	$157,175	$21,927	$13,006
Portfolio turnover rate(1)	239%	239%	239%	239%

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Allocator Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Allocator Fund (the "Fund"), including the portfolio of investments, as of January 31, 2004, and the related statements of operations and changes in net assets, and financial highlights for the period February 26, 2003 (commencement of operations) to January 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Allocator Fund as of January 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period February 26, 2003 (commencement of operations) to January 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
March 18, 2004

2004 Federal Tax Notice (unaudited)

For the fiscal year ended January 31, 2004, 18.72% of the Fund's income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Morgan Stanley Allocator Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (71) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (60) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	208	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); previously President and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (49) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

39947RPT-00-13918C04-AP-3/04	MORGAN STANLEY FUNDS
Morgan Stanley Allocator Fund Annual Report January 31, 2004

Item 2.  Code of Ethics.

(a)  The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

     2004
                                          REGISTRANT      COVERED ENTITIES(1)
        AUDIT FEES.....................   $32,830         N/A

        NON-AUDIT FEES
                  AUDIT-RELATED FEES...   $               $2,847,161(2)
                  TAX FEES.............   $               $  736,810(4)
                  ALL OTHER FEES.......   $               $
        TOTAL NON-AUDIT FEES...........   $               $3,583,971

        TOTAL..........................   $32,830         $3,583,971

     2003
                                          REGISTRANT      COVERED ENTITIES(1)
        AUDIT FEES.....................   $7,500          N/A

        NON-AUDIT FEES
                  AUDIT-RELATED FEES...   $               $2,818,115(2)
                  TAX FEES.............   $  500(3)       $  365,427(4)
                  ALL OTHER FEES.......   $               $  501,166(5)
        TOTAL NON-AUDIT FEES...........   $  500          $3,684,708

        TOTAL..........................   $8,000          $3,684,708

        N/A- Not applicable, as not required by Item 4.

        (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

        (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

        (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

        (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities'
            tax returns.

        (5) All other fees represent project management for future business applications and improving business and operational processes.

                                        2

(e)(1)The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The
SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the
Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit
Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the
Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit
Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit
Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit
Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

------------

(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

                                       3

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent
Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.
The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the
Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit
Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the
Audit Committee, the Audit Committee may grant general pre-approval to other
Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3,
N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

                                       4

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered
Entities or that are traditionally performed by the Independent Auditors.
Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in
Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the
Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide
Tax services to the Fund and, to the extent they are Covered Services, the
Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the
Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

                                       5

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit
Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.       PROCEDURES

         All requests or applications for services to be provided by the
Independent Auditors that do not require specific approval by the Audit
Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief
Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit
Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's
Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The
Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief
Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent
Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No.

                                       6

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the
Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered
Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and

                                       7

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       8

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2004

                                       9

                                                                    EXHIBIT 10 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
                              ADOPTED JULY 31, 2003

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

                                       10

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby the Covered Officer would
                  benefit personally (directly or indirectly) to the detriment of the Fund;

                                       11

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o        service or significant business relationships as a director on the board of any public or private company;

         o        accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o        any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o        a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o        Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally
                  applicable to the Funds;

         o        each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the

                                       12

                  Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory
                  organizations;

         o        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

         o        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o        upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o        annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o        not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

         o        notify the General Counsel promptly if he/she knows or
                  suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o        the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

---------------

(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

         o        if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o        any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o        if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to,
                  applicable policies and procedures; notification to
                  appropriate personnel of the investment adviser or its board;
                  or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o        the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or
C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

                                       14

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       17

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       18

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  March 19, 2004

                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       20

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Allocator Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       21

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  March 19, 2004

                                           /s/ Francis Smith
                                           Francis Smith
                                           Principal Financial Officer

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Allocator Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 19, 2004                          /s/ Ronald E. Robison
                                              ---------------------------
                                              Ronald E. Robison
                                              Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Allocator Fund and will be retained by Morgan Stanley
Allocator Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Allocator Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 19 2004                               /s/ Francis Smith
                                                  -------------------
                                                  Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Allocator Fund and will be retained by Morgan Stanley
Allocator Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       24